Equity - Beneficiaries Customer ExAlt Trusts (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Noncash issuance of noncontrolling interest				$ 374		$ 11,973	$ 299	$ 9,189	$ 5,978
Charitable Beneficiaries
Class of Stock [Line Items]
Percentage of distributions entitled to residual beneficiary, distributions received					2.50%		2.50%
Percent of distributions entitled to residual beneficiary, payments on amounts due					5.00%		5.00%
Percent of distributions entitled to residual beneficiary, amount of excess cash collateral					10.00%		10.00%
Noncash issuance of noncontrolling interest	$ 1,000	$ 0	$ 0		$ 1,200	$ 300	$ 300	$ 9,200	$ 6,000